Real Estate Acquisitions and Dispositions (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	0 Months Ended			0 Months Ended																0 Months Ended
	Sep. 30, 2014 sqft	Sep. 30, 2014 sqft	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Acquired Partner Interest	Jun. 18, 2014 Open-air shopping centers property sqft	Jun. 17, 2014 Open-air shopping centers Minimum	Jun. 17, 2014 Open-air shopping centers Maximum	Jun. 18, 2014 Open-air shopping centers Florida property	Jun. 18, 2014 Open-air shopping centers Indiana property	Jun. 18, 2014 Open-air shopping centers Connecticut property	Jun. 18, 2014 Open-air shopping centers Virginia property	Jun. 20, 2014 Clay Terrace sqft	Jan. 10, 2014 SPG property	Jun. 20, 2014 WPG L.P. Clay Terrace	Jun. 23, 2014 Consolidated properties New Castle Plaza	Jul. 17, 2014 Consolidated properties Highland Lakes Center	Jan. 10, 2014 Consolidated properties SPG property	Sep. 30, 2014 Wholly-owned properties property	Dec. 31, 2013 Wholly-owned properties property	Jun. 18, 2014 Wholly-owned properties Open-air shopping centers property	Sep. 30, 2014 Partially owned properties property	Dec. 31, 2013 Partially owned properties property	Jun. 18, 2014 Partially owned properties Open-air shopping centers property	Feb. 28, 2014 Unconsolidated properties SPG property	Feb. 21, 2013 Unconsolidated properties SPG property
Real estate properties
Consideration on sale of real estate																$ 4,400,000	$ 20,500,000
Gain (loss) recognized on disposition of the properties.																									200,000	14,200,000
Gain (loss) recognized on disposition of the properties through business combination																2,400,000	9,000,000
Ownership interest (as a percent)													50.00%											88.20%
Area of property ( in square feet)	53,000,000	53,000,000				2,100,000							577,000
Consideration paid		184,721,000				162,000,000							22,900,000	4,600,000
Number of units paid for acquisition of property															1,173,678
Non-cash gain upon remeasurement of previously held interest to fair value	8,969,000	100,479,000	14,152,000	14,152,000		42,300,000							46,600,000
Number of properties in which controlling interest acquired						7			4	1	1	1		3				2								3
Land						4,000,000
Legal ownership interest in properties							32.00%	42.00%
Number of properties																			89	84	4	5	4	3
Number of properties disposed of during the period																									1	3
Summary of final purchase price allocation to the amounts of assets acquired and liabilities assumed as a result of the acquisition
Investment properties	413,548,000	413,548,000
Other assets	67,870,000	67,870,000
Debt	(206,473,000)	(206,473,000)
Other liabilities	(26,584,000)	(26,584,000)
Net assets acquired	248,361,000	248,361,000
Noncontrolling interest	(1,032,000)	(1,032,000)
Prior net cash distributions and losses	26,235,000	26,235,000
Gain on pre-existing interest					(88,843,000)
Fair value of total consideration transferred		184,721,000				162,000,000							22,900,000	4,600,000
Less: Units issued		(22,464,000)
Less: Cash acquired		(7,887,000)
Net cash paid for acquisitions		$ 154,370,000